Consolidated Portfolio of Investments (unaudited)
As of June 30, 2024
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS—83.0%
ARGENTINA—1.4%
Industrials—0.6%
Corp. America Airports SA(a)	190,739	$ 3,173,897
Materials—0.8%
Loma Negra Cia Industrial Argentina SA, ADR(a)	600,000	4,056,000
Total Argentina		7,229,897
AUSTRALIA—1.2%
Industrials—1.2%
Aurizon Holdings Ltd.	2,362,500	5,739,075
BRAZIL—3.7%
Industrials—2.8%
CCR SA	4,115,900	8,570,343
Rumo SA	1,414,600	5,243,290
		13,813,633
Utilities—0.9%
Serena Energia SA(a)	3,031,800	4,778,118
Total Brazil		18,591,751
CANADA—5.4%
Energy—2.1%
Enbridge, Inc.	299,000	10,637,279
Industrials—2.2%
Canadian Pacific Kansas City Ltd.	138,200	10,880,486
Utilities—1.1%
Algonquin Power & Utilities Corp.	928,700	5,457,950
Total Canada		26,975,715
CHINA—0.3%
Information Technology—0.3%
GDS Holdings Ltd., ADR(a)	164,000	1,523,560
FRANCE—10.3%
Industrials—6.1%
Eiffage SA	107,200	9,852,369
Getlink SE	574,600	9,513,874
Vinci SA	104,900	11,056,917
		30,423,160
Utilities—4.2%
Engie SA	742,600	10,634,295
Veolia Environnement SA	348,300	10,432,576
		21,066,871
Total France		51,490,031
GERMANY—1.9%
Utilities—1.9%
RWE AG	282,700	9,698,123
HONG KONG—1.1%
Utilities—1.1%
CLP Holdings Ltd.	699,000	5,653,594
INDONESIA—0.6%
Communication Services—0.6%
Sarana Menara Nusantara Tbk. PT	62,856,400	2,817,436
ITALY—3.3%
Communication Services—1.1%
Infrastrutture Wireless Italiane SpA(b)	522,600	5,443,241
Shares		Value

Utilities—2.2%
Enel SpA	1,564,391	$ 10,854,982
Total Italy		16,298,223
JAPAN—1.4%
Industrials—1.4%
Japan Airport Terminal Co. Ltd.	206,800	7,070,638
MALAYSIA—2.0%
Industrials—2.0%
Malaysia Airports Holdings Bhd.	4,677,800	9,811,218
MEXICO—2.6%
Industrials—2.6%
Grupo Aeroportuario del Centro Norte SAB de CV	875,000	7,425,185
Promotora y Operadora de Infraestructura SAB de CV	605,500	5,603,233
		13,028,418
NIGERIA—0.5%
Communication Services—0.5%
IHS Holding Ltd.(a)	771,765	2,469,648
PHILIPPINES—1.9%
Industrials—1.9%
International Container Terminal Services, Inc.	1,602,490	9,564,248
SPAIN—6.2%
Communication Services—2.3%
Cellnex Telecom SA(a)(b)	343,000	11,155,894
Industrials—2.6%
Aena SME SA(b)	64,100	12,980,070
Utilities—1.3%
EDP Renovaveis SA	476,600	6,659,643
Total Spain		30,795,607
TANZANIA—1.9%
Communication Services—1.9%
Helios Towers PLC(a)	6,441,516	9,373,122
UNITED KINGDOM—4.2%
Communication Services—0.5%
Vodafone Group PLC, ADR	280,900	2,491,583
Industrials—0.6%
Mobico Group PLC	4,629,600	2,978,650
Utilities—3.1%
National Grid PLC	689,400	7,697,933
SSE PLC	339,100	7,658,090
		15,356,023
Total United Kingdom		20,826,256
UNITED STATES—33.1%
Energy—5.9%
Cheniere Energy, Inc.	59,900	10,472,317
Kinder Morgan, Inc.	431,584	8,575,574
Williams Cos., Inc.	236,304	10,042,920
		29,090,811
Industrials—8.4%
CoreCivic, Inc.(a)	513,100	6,660,038
Ferrovial SE	332,900	12,932,461

See accompanying  Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2024
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Norfolk Southern Corp.	67,531	$ 14,498,230
Union Pacific Corp.	34,457	7,796,241
		41,886,970
Real Estate—4.5%
American Tower Corp., REIT	61,800	12,012,684
Crown Castle, Inc., REIT	108,100	10,561,370
		22,574,054
Utilities—14.3%
Altus Power, Inc.(a)	702,500	2,753,800
American Electric Power Co., Inc.	79,336	6,960,941
CenterPoint Energy, Inc.	249,600	7,732,608
Clearway Energy, Inc., Class C	226,000	5,579,940
CMS Energy Corp.	128,412	7,644,366
FirstEnergy Corp.	130,700	5,001,889
NextEra Energy Partners LP	270,000	7,462,800
NextEra Energy, Inc.	165,274	11,703,052
PNM Resources, Inc.	140,073	5,177,098
PPL Corp.	275,016	7,604,193
Vistra Corp.	43,390	3,730,672
		71,351,359
Total United States		164,903,194
Total Common Stocks		413,859,754
PRIVATE CREDIT(c)—1.3%
UNITED STATES—1.3%
Energy—1.3%
OYA Solar CDG LLC(d)(e)	–	6,350,215
Total Private Credit		6,350,215
PRIVATE EQUITY(c)(f)—16.0%
CANADA—1.2%
Communication Services—1.2%
NOVA-telMAX HoldCo LLC(a)(g)(h)	–	6,143,793
UNITED STATES—14.8%
Communication Services—1.5%
BT Co-Invest Fund, L.P. (through abrdn Global Infrastructure Income Fund BL, LLC)(h)(i)	–	7,533,297
Energy—8.4%
Arroyo Trinity Direct Investment I, L.P. (through abrdn Global Infrastructure Income Fund BL, LLC)(h)(i)	–	1,857,381
CAI Co-Invest LP (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(h)(i)	–	5,264,564
Cresta Highline Co-Invest Fund I (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(h)(i)	–	8,437,015
Sentinel Midstream Highline JV Holdings LLC (through abrdn Global Infrastructure Income Fund BL, LLC)(d)(e)(h)	–	12,191,689
Trinity Gas Holdings, LLC (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(h)	–	14,033,016
		41,783,665
Shares		Value

Industrials—1.7%
WR Holdings LLC (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(e)(i)	–	$ 8,453,167
Utilities—3.2%
Cresta BBR Co-Invest BL LLC(a)(h)(j)	–	2,875,495
PCIP I CI Co-Invest, LP (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(h)(i)	–	2,436,888
Zon Holdings II, LLC (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(h)(i)	–	2,103,020
Zon Holdings, LLC (through abrdn Global Infrastructure Income Fund BL, LLC)(a)(h)(i)	–	8,416,480
		15,831,883
Total United States		73,602,012
Total Private Equity		79,745,805
Total Investments (Cost $473,585,730)—100.3%		499,955,774
Liabilities in Excess of Other Assets—(0.3%)		(1,361,754)
Net Assets—100.0%		$498,594,020

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Indicates a security that may be restricted in certain markets.
(e)	Fair Valued Security. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note 1(a) of the accompanying Notes to Consolidated Portfolio of Investments for inputs used.
(f)	Private Equity Investments. See of the accompanying Notes to Consolidated Financial Statements.
(g)	NOVA-telMAX HoldCo LLC invests 100% of its capital in Telmax, Inc., in which the Fund's percentage of ownership is approximately 15%.
(h)	Restricted security, not readily marketable. See Notes to Consolidated Financial Statements.
(i)	abrdn Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Arroyo Trinity Direct Investment I, BT Co-Invest Fund, L.P., Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest, L.P., PCIP I CI Co-Invest, LP, Sentinel Midstream Highline JV Holdings LLC, Trinity Gas Holdings, LLC, WR Holdings LLC, Zon Holdings, LLC and Zon Holdings II, LLC in which the Fund's percent of ownership is approximately 2%, 9%, 8%, 32%, 19%, 18%, 5%, 5%, 50% and 50%, respectively.
(j)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percentage of ownership is approximately 18%.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Consolidated Portfolio of Investments
June 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc., the Fund's Investment Adviser (the "Investment Adviser"), as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
3

Notes to Consolidated Portfolio of Investments  (concluded)
June 30, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are private credit investments and private transaction investments that are not able to use NAV as practical expedient as detailed below.
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The Fund may also invest in infrastructure investments through private transactions, which represented 17.3% of the net assets of the Fund as of June 30, 2024. For certain of the private equity investments, the Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund determined that the use of the practical expedient was appropriate as the investments in private investment companies did not have readily determinable fair values. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. In such cases, the Fund may make adjustments to the NAV reported by the private investment company based on market or economic changes, which can include market fluctuations or other economic conditions for which it may be necessary to adjust a reported NAV. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.
4